Components of Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2010
Components of Accumulated Other Comprehensive Income (Loss)
Components of Accumulated Other Comprehensive Income (Loss) and the Related Tax Effects

	Foreign currency translation adjustments	Net unrealized gains (losses) on investment securities	Accumulated other comprehensive income (loss), net
	(In millions of Korean won)
Balance, January 1, 2008	(41,972)	(91,014)	(132,986)
Foreign currency translation adjustments, net of tax expense of (Won)34,755 million	91,626	—	91,626
Unrealized holding gains on investment securities, net of tax expense of (Won)148,183 million	—	389,479	389,479
Less: Reclassification adjustment for losses included in net income, net of tax expense of (Won)15,880 million	—	41,790	41,790

Current period change	91,626	431,269	522,895

Balance, December 31, 2008	49,654	340,255	389,909

Foreign currency translation adjustments, net of tax benefit of (Won)31,907 million	(116,657)	—	(116,657)
Unrealized holding gains on investment securities, net of tax expense of (Won)28,737 million	—	105,810	105,810
Less: Reclassification adjustment for gains included in net income, net of tax benefit of (Won)49,170 million	—	(134,411)	(134,411)

Current period change	(116,657)	(28,601)	(145,258)

Balance, December 31, 2009	(67,003)	311,654	244,651

Foreign currency translation adjustments, net of tax expense of (Won)13,422 million	(30,487)	—	(30,487)
Unrealized holding gains on investment securities, net of tax expense of (Won)69,580 million	—	255,618	255,618
Less: Reclassification adjustment for gains included in net income, net of tax benefit of (Won)41,411 million	—	(96,619)	(96,619)

Current period change	(30,487)	158,999	128,512

Balance, December 31, 2010	(97,490)	470,653	373,163